Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 28,241	¥ 29,438